Assumptions used to calculate Compensation Actually Paid	12 Months Ended
Dec. 31, 2025 $ / shares
Year-end 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 28.59
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
Year-end 2024 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 11.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 1 month 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 13.41
Year-end 2024 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 18.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.32%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 19.23
2025 Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
2025 Vesting [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 28.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 11.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 12.90
2025 Vesting [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	44.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 18.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.62%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 34.63
Year-end 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	45.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 17.83
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 30.32